Combined Balance Sheets (FY) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 952	$ 1,129
Accounts receivable (net of allowance for doubtful accounts of $45 and $141) (Notes 5 and 16)	2,726	2,673
Contract assets, current	622	566
Inventories, net	1,332	1,363
Other assets, current	327	378
Total Current Assets	5,959	6,109
Future income tax benefits	500	398
Operating lease right-of-use assets	832	0
Fixed assets, net	1,663	1,653
Intangible assets, net	1,083	1,214
Goodwill	9,884	9,849
Pension and postretirement assets	490	441
Equity method investments	1,739	1,770
Other assets	256	303
Total Assets	22,406	21,737
Liabilities and Equity
Accounts payable (Notes 5 and 16)	1,701	1,944
Accrued liabilities	2,325	2,074
Accrued liabilities	2,088
Contract liabilities, current	443	448
Current portion of long-term debt	237
Total Current Liabilities	4,469	4,466
Long-term debt	82
Operating lease liabilities	682	0
Future pension and postretirement benefit obligations	456	419
Future income tax obligations	1,099	1,280
Other long-term liabilities	1,265	1,303
Other long-term liabilities	1,183
Total Liabilities	7,971	7,468
Commitments and contingent liabilities (Note 20)
UTC Net Investment:
UTC Net investment	15,355	15,132
Accumulated other comprehensive loss	(1,253)	(1,215)
Total UTC Net Investment	14,102	13,917
Common stock, par value $0.01; 4,000,000,000 shares authorized; 866,687,269 shares issued and outstanding as of September 30, 2020	0
Additional paid-in capital	0
Retained earnings	0
Accumulated other comprehensive loss	(1,253)	(1,215)
Noncontrolling interest	333	352
Total Equity	14,435	14,269
Total Liabilities and Equity	$ 22,406	$ 21,737